Changes in Non-Cash Working Capital Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in non-cash working capital items [Abstract]
Increase (Decrease) in Accounts Receivable	$ 14,278,000	$ 13,086,000
Increase (Decrease) in Prepaid Expense	4,425,000	(2,128,000)
Increase (Decrease) in Accounts Payable, Trade	11,033,000	(41,846,000)
Increase (Decrease) in Accrued Liabilities	(11,060,000)	7,718,000
Increase (Decrease) in Income Taxes Payable	(1,112,000)	4,770,000
Increase (Decrease) in Deferred Revenue	17,000	(857,000)
Effect of foreign currency translation adjustments and other non-cash changes	4,918,000	(1,420,000)
Increase (Decrease) in Other Operating Capital, Net	$ 22,499,000	$ (20,677,000)